RELATED PARTIES - Advances (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Advances given for property, plant and equipment, related parties	₽ 3,866	₽ 1,380
Purchases of property, plant and equipment, intangible assets and other assets, related parties	1,244	6,647
Yahont
RELATED PARTIES
Advances given for property, plant and equipment, related parties	1,359
Purchases of property, plant and equipment, intangible assets and other assets, related parties	340
Business Nedvizhimost
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets, related parties	329	328
Zifrovoe TV
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets, related parties	179	28
Segezha Group
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets, related parties	125
TelecomCapStroi
RELATED PARTIES
Advances given for property, plant and equipment, related parties	2,319	1,317
Purchases of property, plant and equipment, intangible assets and other assets, related parties	83	93
Moscow Business Incubator
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets, related parties		4,450
Mosdachtrest
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets, related parties		1,711
Other related parties
RELATED PARTIES
Advances given for property, plant and equipment, related parties	188	63
Purchases of property, plant and equipment, intangible assets and other assets, related parties	₽ 188	₽ 37